Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties

Note 10 – Related Parties

Notes Payable and Accrued Interest – Related Parties

On May 15, 2020, the Company received a $10,000 loan from John W. Meyer, a related party. A promissory note was issued in the amount of $10,000 with a maturity date of August 15, 2020 (the “Meyer Note”). Interest on the Meyer Note accrued on the principal amount at the rate of eight and one-half percent (8.5%) per annum, payable in full including any accrued interest and late fees on August 15, 2020 and shall continue to accrue until paid in full. As of December 31, 2020, the Company owed $10,000 principal amount of the Meyer Note, plus $543 in interest. On June 29, 2021, John Meyer extended the Meyer Note until December 31, 2021. This note was paid in full in September 2021.

In addition, on December 10, 2020, the Company received a $25,000 loan from Charles Arnold, a related party. A promissory note was issued in the amount of $25,000 with a maturity date of December 10, 2021 (the “Arnold Note”). Interest on the Arnold Note accrued on the principal amount at the rate of eight percent (8%) per annum, payable in full including any accrued interest and late fees on December 10, 2021 and shall continue to accrue until paid in full. As of December 31, 2020, the Company owed $25,000 principal amount of the Arnold Note, plus $117 in interest. On June 29, 2021, Charles Arnold extended the Arnold Note until December 31, 2021. This note was paid in full in September 2021.

During the year ended December 31, 2022, the Company entered into the following related party transactions:

•	It recognized $250,000 in accrued salary for its Chairman and CEO in addition to the Company amortized $439,054 ($439,054 in 2021) of previous stock compensation granted to its Chairman and CEO that is being amortized over 10 years;
•	On September 7, 2022, the Company granted 974,344 common shares of the Company to past and current directors for past services with a fair value of $2,806,111.
•	On December 29, 2022, the Company granted 1,500,000 common shares of the Company to current directors for current services with a fair value of $150,000.
•	A current director previous advanced $100,000 with an interest rate of 5% for which the Company accrued $7,604 ($7,538 in 2021) as interest expense and included in Accounts payable and accrued liabilities..
•	On December 29, 2022, the Company granted its Corporate Secretary 600,000 common shares of the Company for past services with a fair value of $60,000 in addition to $8,000 in cash that was paid during the year.
•	A company with a common director advanced the Company $1,400,000 at 10% on September 1, 2021 for which the Company accrued $140,000 ($35,000 in 2021) in interest for the year and included in accounts payable and accrued liabilities. This note is also described in Note 6.
•	The Company paid its CFO $7,500 in fees during the year.

In addition, as at December 31, 2022, the Company owes Officers $179,509 that is included in Accounts payable and accrued liabilities.